Schedule of key assumptions used in impairment testing (Details)	12 Months Ended
Jun. 30, 2025
Intangible Assets
Forecast period	5 years
Revenue growth (CAGR)	15.30%
Terminal growth rate	0.00%
Pre-tax discount rate	16.00%